SHARE-BASED COMPENSATION - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) tranche shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) tranche shares	Dec. 31, 2025 CNY (¥) shares
Number of Options
Share options outstanding at the beginning of the period (in shares) | shares		28,019,660
Granted (in shares) | shares		888,210
Forfeited (in shares) | shares		(2,410,610)
Exercised (in shares) | shares		(1,911,860)
Adjusted for performance conditions (in shares) | shares		(179,370)
Share options outstanding at the end of the period (in shares) | shares		24,406,030	28,019,660
Share options vested or expected to vest (in shares) | shares	22,471,610				22,471,610
Share options exercisable (in shares) | shares	1,716,960				1,716,960
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.8
Granted (in dollars per shares) | $ / shares	2.8
Forfeited (in dollars per shares) | $ / shares	2.8
Exercised (in dollars per shares) | $ / shares	2.8
Adjusted for performance conditions (in dollars per shares) | $ / shares	2.8
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	2.8
Share options vested or expected to vest (in dollars per shares) | $ / shares	2.8
Share options exercisable (in dollars per shares) | $ / shares	$ 2.8
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted Average Remaining Contractual Life (in years)		7 years 4 months 24 days
Share options vested or expected to vest, Weighted Average Remaining Contractual Life (in years)		7 years 4 months 24 days
Share options exercisable, Weighted Average Remaining Contractual Life (in years)		7 years 4 months 28 days
Aggregate Intrinsic Value
Share options outstanding, Aggregate intrinsic value | $	$ 46
Share options vested or expected to vest, Aggregate intrinsic value | $	43
Share options exercisable, Aggregate intrinsic value | $	$ 3
Recognized share-based compensation expenses | ¥		¥ 420	¥ 322	¥ 143
Aggregate intrinsic value of options exercised | ¥		¥ 15
Employee Stock Option
Aggregate Intrinsic Value
Weighted-average grant date fair value | $ / shares	$ 1.34
Total unrecognized compensation expense | ¥					¥ 111
Weighted-average recognition period of compensation expense (in years)		2 years 6 months 21 days
Share options
Aggregate Intrinsic Value
Recognized share-based compensation expenses | ¥		¥ 172
Senior officers | Employee Stock Option
Number of Options
Granted (in shares) | shares		888,210		28,625,350
Aggregate Intrinsic Value
Number of tranches | tranche		3		5
Period for remaining percentage vested		2 years		2 years
Second anniversary of the stated vesting commencement date | Senior officers | Employee Stock Option
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%		50.00%
Vesting ratably over the following two years | Senior officers | Employee Stock Option
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%		50.00%